AST QMA LARGE-CAP PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.1%
Common Stocks
Aerospace & Defense — 4.1%
Arconic, Inc.	746,300	$ 19,403,800
General Dynamics Corp.	60,700	11,091,711
Lockheed Martin Corp.	68,400	26,680,104
Northrop Grumman Corp.	6,400	2,398,656
Spirit AeroSystems Holdings, Inc. (Class A Stock)	68,600	5,641,664
United Technologies Corp.	115,100	15,713,452
		80,929,387
Automobiles — 0.9%
Ford Motor Co.	2,028,300	18,579,228
Banks — 4.0%
Bank of America Corp.	975,600	28,458,252
CIT Group, Inc.	42,000	1,903,020
Citigroup, Inc.	466,800	32,246,544
JPMorgan Chase & Co.	89,100	10,486,179
Wells Fargo & Co.	93,700	4,726,228
		77,820,223
Beverages — 1.5%
Coca-Cola Co. (The)	281,600	15,330,304
Keurig Dr. Pepper, Inc.(a)	513,700	14,034,284
		29,364,588
Biotechnology — 3.5%
AbbVie, Inc.	162,600	12,312,072
Alexion Pharmaceuticals, Inc.*	15,600	1,527,864
Biogen, Inc.*	89,700	20,883,954
Gilead Sciences, Inc.	371,700	23,558,346
Regeneron Pharmaceuticals, Inc.*	19,600	5,437,040
Vertex Pharmaceuticals, Inc.*	30,800	5,218,136
		68,937,412
Building Products — 1.0%
Johnson Controls International PLC	383,800	16,844,982
Universal Forest Products, Inc.	75,200	2,998,976
		19,843,958
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	79,300	6,609,655
Ameriprise Financial, Inc.	61,000	8,973,100
Goldman Sachs Group, Inc. (The)	50,300	10,423,669
LPL Financial Holdings, Inc.	28,100	2,301,390
Morgan Stanley	497,200	21,215,524
Stifel Financial Corp.	9,900	568,062
		50,091,400
Chemicals — 1.1%
CF Industries Holdings, Inc.	161,900	7,965,480
Dow, Inc.	26,000	1,238,900
DuPont de Nemours, Inc.	49,400	3,522,714
LyondellBasell Industries NV (Class A Stock)	72,800	6,513,416
Trinseo SA	38,400	1,649,280
		20,889,790
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.0%
UniFirst Corp.	4,500	$ 878,040
Communications Equipment — 1.6%
Cisco Systems, Inc.	630,200	31,138,182
Construction & Engineering — 0.4%
EMCOR Group, Inc.	95,300	8,207,236
Construction Materials — 1.0%
Martin Marietta Materials, Inc.	40,500	11,101,050
Vulcan Materials Co.	61,100	9,240,764
		20,341,814
Consumer Finance — 1.3%
Capital One Financial Corp.	221,900	20,188,462
Navient Corp.	192,400	2,462,720
OneMain Holdings, Inc.	62,000	2,274,160
		24,925,342
Distributors — 0.4%
Core-Mark Holding Co., Inc.	6,500	208,748
Genuine Parts Co.	68,000	6,772,120
LKQ Corp.*	45,200	1,421,540
		8,402,408
Diversified Consumer Services — 0.1%
frontdoor, Inc.*	38,800	1,884,516
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	55,800	11,607,516
Jefferies Financial Group, Inc.	106,500	1,959,600
		13,567,116
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	1,008,300	38,154,072
Verizon Communications, Inc.	546,700	32,998,812
		71,152,884
Electric Utilities — 1.1%
Exelon Corp.	447,600	21,623,556
Electrical Equipment — 0.1%
Atkore International Group, Inc.*	92,000	2,792,200
Electronic Equipment, Instruments & Components — 0.9%
Anixter International, Inc.*	30,200	2,087,424
CDW Corp.(a)	98,600	12,151,464
Itron, Inc.*	26,600	1,967,336
SYNNEX Corp.	10,800	1,219,320
		17,425,544
Entertainment — 0.5%
Electronic Arts, Inc.*	49,600	4,851,872
Viacom, Inc. (Class B Stock)	166,000	3,988,980
		8,840,852
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	74,000	16,363,620
Apple Hospitality REIT, Inc.	50,500	837,290
CoreCivic, Inc.	156,600	2,706,048
A1

AST QMA LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.	96,700	$ 13,442,267
DiamondRock Hospitality Co.	83,200	852,800
Franklin Street Properties Corp.	68,200	576,972
GEO Group, Inc. (The)	207,700	3,601,518
Host Hotels & Resorts, Inc.	246,200	4,256,798
Ryman Hospitality Properties, Inc.	40,600	3,321,486
SBA Communications Corp.	7,800	1,880,970
Spirit MTA REIT	32,850	277,254
Xenia Hotels & Resorts, Inc.(a)	59,700	1,260,864
		49,377,887
Food & Staples Retailing — 1.3%
Sysco Corp.	95,600	7,590,640
Walgreens Boots Alliance, Inc.	198,900	11,001,159
Walmart, Inc.	55,900	6,634,212
		25,226,011
Food Products — 2.7%
Archer-Daniels-Midland Co.	343,400	14,103,438
Bunge Ltd.	59,300	3,357,566
General Mills, Inc.	61,100	3,367,832
J.M. Smucker Co. (The)(a)	63,600	6,997,272
Pilgrim’s Pride Corp.*	66,400	2,127,788
Tyson Foods, Inc. (Class A Stock)	261,000	22,482,540
		52,436,436
Gas Utilities — 0.6%
UGI Corp.	214,900	10,803,023
Health Care Equipment & Supplies — 4.5%
Baxter International, Inc.	64,200	5,615,574
Cooper Cos., Inc. (The)	20,200	5,999,400
Danaher Corp.	72,300	10,442,289
DENTSPLY SIRONA, Inc.	114,900	6,125,319
Edwards Lifesciences Corp.*	41,900	9,214,229
Hologic, Inc.*	195,800	9,885,942
Medtronic PLC	303,500	32,966,170
Stryker Corp.	34,800	7,527,240
		87,776,163
Health Care Providers & Services — 3.0%
Anthem, Inc.	24,100	5,786,410
Centene Corp.*	149,700	6,476,022
Cigna Corp.	22,700	3,445,633
CVS Health Corp.	333,600	21,040,152
HCA Healthcare, Inc.	15,900	1,914,678
UnitedHealth Group, Inc.	95,200	20,688,864
		59,351,759
Hotels, Restaurants & Leisure — 2.7%
Brinker International, Inc.(a)	118,800	5,069,196
McDonald’s Corp.	100,400	21,556,884
Starbucks Corp.	304,100	26,888,522
		53,514,602
Household Durables — 0.4%
Lennar Corp. (Class A Stock)	22,300	1,245,455
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Whirlpool Corp.	40,500	$ 6,413,580
		7,659,035
Household Products — 1.1%
Procter & Gamble Co. (The)	170,800	21,244,104
Spectrum Brands Holdings, Inc.	2,663	140,367
		21,384,471
Independent Power & Renewable Electricity Producers — 1.5%
AES Corp.	382,100	6,243,514
NRG Energy, Inc.	401,900	15,915,240
Vistra Energy Corp.	294,700	7,877,331
		30,036,085
Industrial Conglomerates — 1.2%
General Electric Co.	2,595,900	23,207,346
Insurance — 3.3%
Aflac, Inc.	123,200	6,445,825
Allstate Corp. (The)	111,700	12,139,556
American International Group, Inc.	353,000	19,662,100
MetLife, Inc.	482,600	22,759,416
Unum Group	150,000	4,458,000
		65,464,897
Interactive Media & Services — 5.9%
Alphabet, Inc. (Class A Stock)*	24,040	29,356,206
Alphabet, Inc. (Class C Stock)*	27,778	33,861,382
Facebook, Inc. (Class A Stock)*	293,700	52,302,096
		115,519,684
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.*	21,600	37,495,656
eBay, Inc.	492,000	19,178,160
Qurate Retail, Inc. (Class A Stock)*	251,400	2,593,191
		59,267,007
IT Services — 4.4%
Accenture PLC (Class A Stock)	56,400	10,848,540
Booz Allen Hamilton Holding Corp.	1,600	113,632
CACI International, Inc. (Class A Stock)*	6,600	1,526,316
Cognizant Technology Solutions Corp. (Class A Stock)	162,300	9,781,009
DXC Technology Co.	255,000	7,522,500
FleetCor Technologies, Inc.*	20,800	5,965,024
International Business Machines Corp.	36,500	5,307,830
Perspecta, Inc.	50,000	1,306,000
Visa, Inc. (Class A Stock)(a)	253,700	43,638,937
		86,009,788
Life Sciences Tools & Services — 1.1%
Charles River Laboratories International, Inc.*	5,700	754,509
IQVIA Holdings, Inc.*	92,000	13,742,960
Thermo Fisher Scientific, Inc.	22,100	6,437,067
		20,934,536

A2

AST QMA LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery — 0.4%
Oshkosh Corp.	86,000	$ 6,518,800
Timken Co. (The)	35,600	1,548,956
		8,067,756
Media — 1.7%
Comcast Corp. (Class A Stock)	458,700	20,678,196
Discovery, Inc. (Class C Stock)*	515,600	12,694,072
		33,372,268
Metals & Mining — 0.1%
Steel Dynamics, Inc.	54,100	1,612,180
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Corp.	42,090	726,894
Multiline Retail — 0.4%
Big Lots, Inc.(a)	187,400	4,591,300
Macy’s, Inc.(a)	229,300	3,563,322
		8,154,622
Multi-Utilities — 0.2%
Dominion Energy, Inc.	30,600	2,479,824
MDU Resources Group, Inc.	42,300	1,192,437
		3,672,261
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	83,900	9,950,540
ConocoPhillips	141,300	8,051,274
Exxon Mobil Corp.	57,500	4,060,075
HollyFrontier Corp.	85,400	4,580,856
Kinder Morgan, Inc.	1,001,900	20,649,159
Phillips 66	94,500	9,676,800
World Fuel Services Corp.	52,400	2,092,856
		59,061,560
Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	30,600	134,640
Pharmaceuticals — 2.8%
Johnson & Johnson	116,200	15,033,956
Merck & Co., Inc.	363,600	30,607,848
Zoetis, Inc.	77,300	9,630,807
		55,272,611
Professional Services — 0.3%
CoStar Group, Inc.*	7,400	4,389,680
Korn Ferry	43,500	1,680,840
		6,070,520
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	73,200	3,880,332
Jones Lang LaSalle, Inc.	5,800	806,548
		4,686,880
Semiconductors & Semiconductor Equipment — 2.4%
Broadcom, Inc.	10,300	2,843,521
Intel Corp.	578,200	29,794,646
NVIDIA Corp.	9,400	1,636,258
Texas Instruments, Inc.	16,100	2,080,764
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Universal Display Corp.	62,000	$ 10,409,800
		46,764,989
Software — 8.1%
Adobe, Inc.*	23,800	6,574,750
Fortinet, Inc.*	20,100	1,542,876
Intuit, Inc.	76,100	20,238,034
Microsoft Corp.	751,900	104,536,657
Nuance Communications, Inc.*	171,100	2,790,641
Oracle Corp.	395,400	21,758,862
Symantec Corp.	75,800	1,791,154
		159,232,974
Specialty Retail — 0.9%
Asbury Automotive Group, Inc.*	19,200	1,964,736
Best Buy Co., Inc.	50,000	3,449,500
Home Depot, Inc. (The)	2,100	487,242
Lowe’s Cos., Inc.	98,500	10,831,060
Michaels Cos., Inc. (The)*(a)	184,800	1,809,192
		18,541,730
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	409,600	91,738,112
Dell Technologies, Inc. (Class C Stock)*	124,090	6,435,307
Diebold Nixdorf, Inc.*(a)	209,000	2,340,800
Hewlett Packard Enterprise Co.	71,000	1,077,070
HP, Inc.	496,200	9,388,104
Xerox Holdings Corp.	67,800	2,027,898
		113,007,291
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.*	146,600	4,861,256
PVH Corp.	11,200	988,176
Tapestry, Inc.	205,800	5,361,090
		11,210,522
Tobacco — 1.4%
Altria Group, Inc.	485,300	19,848,770
Philip Morris International, Inc.	105,900	8,040,987
		27,889,757
Trading Companies & Distributors — 0.3%
BMC Stock Holdings, Inc.*	57,300	1,500,114
GMS, Inc.*	55,900	1,605,448
WESCO International, Inc.*	73,400	3,506,318
		6,611,880

Total Long-Term Investments (cost $1,772,215,198)		1,929,695,741
Short-Term Investments — 5.2%
Affiliated Mutual Funds — 5.1%
PGIM Core Ultra Short Bond Fund(w)	28,237,327	28,237,327

A3

AST QMA LARGE-CAP PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $71,658,293; includes $71,533,334 of cash collateral for securities on loan)(b)(w)	71,650,837	$ 71,658,002

Total Affiliated Mutual Funds (cost $99,895,620)		99,895,329

Interest Rate		Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
1.914%	12/19/19	1,500	1,494,321
(cost $1,493,729)

Total Short-Term Investments (cost $101,389,349)			101,389,650

TOTAL INVESTMENTS—103.3% (cost $1,873,604,547)			2,031,085,391

Liabilities in excess of other assets(z) — (3.3)%			(64,430,051)

Net Assets — 100.0%			$ 1,966,655,340

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,193,643; cash collateral of $71,533,334 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
199	S&P 500 E-Mini Index	Dec. 2019	$29,636,075	$(241,051)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4